Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2023
Arisz Acquisition Corp. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Fair Value on a Recurring Basis	The following tabled present information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2023 and 2022 indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
	September 30, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Trust Account – U.S. Treasury Securities Money Market Fund	$34,107,463	$34,107,463	—	—
	September 30, 2022 (Restated)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Trust Account – U.S. Treasury Securities Money Market Fund	$69,418,075	$69,418,075	—	—